ING PARTNERS, INC.

ING Thornburg Value Portfolio

 ("Portfolio")

Supplement dated September 18, 2012

to the Portfolio's Adviser Class ("Class ADV") and Service Class ("Class S") Prospectus,

Initial Class ("Class I") Prospectus, and Service 2 Class ("Class S2") Prospectus

each dated April 30, 2012

(each a "Prospectus" and collectively "Prospectuses")

On September 6, 2012, the Portfolio's Board of Directors ("Board") approved a change with respect to the Portfolio's sub-adviser from Thornburg Investment Management, Inc. to ING Investment Management Co. LLC ("ING IM") with related changes to the Portfolio's name, investment objective, principal investment strategies, and expense structure. From the close of business on November 16, 2012 through the close of business on November 30, 2012, the Portfolio will be in a "transition period" during which time a transition manager will sell all or most of its holdings and may hold a large portion of the Portfolio's assets in temporary investments. During this time, the Portfolio may not be pursuing its investment objective and strategies, and limitation on permissible investments and investment restrictions will not apply. The sales and purchases of securities during the transition period are expected to result in significant buy and sell transactions and such transactions may be made at a disadvantageous time. In addition, these transactions will also result in transactional costs, which are ultimately borne by shareholders. Effective on or about November 30, 2012, ING IM will begin managing the Portfolio under an interim sub-advisory agreement. The interim sub-advisory agreement may be in effect up to 150 days. A shareholder meeting will be held to approve the Portfolio's new permanent sub-advisory agreement. In conjunction with the change to the Portfolio's sub-adviser, Edward Maran and Connor Browne will be replaced as co-portfolio managers for the Portfolio with Christopher F. Corapi and Michael Pytosh.

In addition, the Portfolio's Board approved a proposal to reorganize the Portfolio with and into ING Growth and Income Portfolio (the "Merger"). ING IM is also the sub-adviser for ING Growth and Income Portfolio. Effective November 30, 2012, the Portfolio will have the same sub-adviser and principal investment strategies as ING Growth and Income Portfolio.

The proposal to enter into a new permanent sub-advisory agreement with ING IM and the proposal for the Merger require approval by the Portfolio's shareholders. A proxy statement/prospectus detailing the two proposals is expected to be mailed to shareholders on or about January 25, 2013, and a shareholder meeting is scheduled to be held on or about February 27, 2013. The Portfolio will notify shareholders if shareholder approval of the proposals is not obtained. If shareholder approval of the proposals is obtained, a new permanent sub-advisory agreement with ING IM will be effective on or about February 27, 2013 and the Merger of the Portfolio with and into ING Growth and Income Portfolio is expected to take place on or about March 23, 2013 ("Closing Date").

1.                                       Effective on the close of business November 16, 2012, the Portfolio's Prospectuses are hereby revised as follows:

a.               All references to "ING Thornburg Value Portfolio" are hereby deleted and replaced with "ING Growth and Income Core Portfolio."

b.              The section entitled "Investment Objective" of the summary section of the Portfolio's Prospectuses is hereby deleted and replaced with the following:

INVESTMENT OBJECTIVE

The Portfolio seeks to maximize total return through investments in a diversified portfolio of common stocks and securities convertible into common stocks. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.

c.               The subsection entitled "Fees and Expenses of the Portfolio — Portfolio Turnover" of the summary section of the Portfolio's Prospectuses is hereby deleted and replaced with the following:

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Examples, affect the Portfolio's performance.

During the most recent fiscal year, the Portfolio's portfolio turnover rate was 77% of the average value of its portfolio.

At the close of business on November 16, 2012, Thornburg Investment Management, Inc. will be terminated as sub-adviser to the Portfolio. On November 30, 2012, ING Investment Management Co. LLC will begin managing the Portfolio. During the period from the close of business November 16, 2012 through the close of business on November 30, 2012, the Portfolio is in a transition period which will result in significant buy and sell transactions which will likely cause an increase in the Portfolio's portfolio turnover rate. In addition, these transactions will result in transaction costs which will be borne by the shareholders.

d.              The section entitled "Principal Investment Strategies" of the summary section of the Portfolio's Prospectuses is hereby deleted and replaced with the following:

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 65% of its total assets in common stocks that the sub-adviser ("Sub-Adviser") believes have significant potential for capital appreciation, income growth, or both.

The Sub-Adviser may invest principally in common stocks and securities convertible into common stocks having significant potential for capital appreciation, may purchase common stocks principally for their income potential through dividends, or may acquire securities having a mix of these characteristics. The Portfolio may also engage in option writing. The Portfolio may invest in certain higher risk investments such as derivative instruments including, but not limited to, put and call options. The Portfolio typically uses derivatives to seek to reduce exposure to volatility and to substitute for taking a position in the underlying asset.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder ("1940 Act").

In managing the Portfolio, the Sub-Adviser emphasizes stocks of larger companies; looks to strategically invest the Portfolio's assets in stocks of mid-sized companies and up to 25% of its total assets in stocks of foreign issuers, depending upon market conditions; and utilizes an intensive, fundamentally driven research process to evaluate company financial characteristics (e.g., price-to-earnings ratios, growth rates, and earnings estimates) to select securities within each class. In analyzing these characteristics, the Sub-Adviser attempts to identify positive earnings momentum and positive valuation characteristics in selecting securities whose perceived value is not reflected in their price.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Pending Merger - On September 6, 2012, the Portfolio's Board of Directors approved a proposal to reorganize the Portfolio into ING Growth and Income Portfolio. If shareholder approval is obtained, it is expected that the reorganization will take place on or about March 23, 2012. The Portfolio may engage in transition management techniques prior to the closing of the reorganization during which time the Portfolio may not pursue its investment objective and investment strategies. Shareholders will be notified if the reorganization is not approved. After the reorganization you will hold shares of ING Growth and Income Portfolio. For more information regarding ING Growth and Income Portfolio, please contact a Shareholder Services representative at (800) 262-3862.

e.               The section entitled "Principal Risks" of the summary section of the Portfolio's Prospectus is hereby deleted and replaced with the following:

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company. The price of a given company's stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities. Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Credit. Prices of bonds and other debt securities can fall if the issuer's actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency. To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments. Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Foreign Investments. Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to: smaller markets; differing reporting, accounting, and auditing standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; or political changes or diplomatic developments.

Interest Rate. With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity. If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio's manager might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market. Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods.

Market Capitalization. Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies. The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending. Securities lending involves two primary risks: "investment risk" and "borrower default risk." Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

2.                                       Effective November 30, 2012, the Portfolio's Prospectuses are hereby revised as follows:

a.                                       The table and accompanying footnotes in the subsection entitled "Fees and Expenses of the Portfolio — Annual Portfolio Operating Expenses" in the summary section of the Portfolio's Class ADV and Class S Prospectus is hereby deleted and replaced with the following:

Annual Portfolio Operating Expenses(1)

Expenses you pay each year as a % of the value of your investment

Class		ADV	S
Management Fees	%	0.65	0.65
Distribution and/or Shareholder Services (12b-1) Fees	%	0.50	0.25
Administrative Services Fees	%	0.10	0.10
Other Expenses	%	0.07	0.07

Class		ADV	S
Total Annual Portfolio Operating Expenses	%	1.32	1.07
Waivers and Reimbursements(2)%		(0.28)	(0.23)
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	%	1.04	0.84

(1)          Expense ratios have been adjusted to reflect current contractual rates.

(2)          The adviser is contractually obligated to limit expenses to 1.40%, and 1.15% for Class ADV and Class S shares, respectively, through May 1, 2013. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. In addition, effective November 30, 2012, the adviser is contractually obligated to further limit expenses to 1.04% and 0.84% for Class ADV and Class S shares, respectively, through May 1, 2014. There is no guarantee this obligation will continue after May 1, 2014. The obligation will only renew if the adviser elects to renew it. Any fees waived pursuant to this obligation are not eligible for recoupment. These obligations do not extend to interest, taxes, brokerage commissions, extraordinary expenses, and Acquired Fund Fees and Expenses. Last, pursuant to a side agreement effective November 30, 2012, the distributor is contractually obligated to waive 0.05% of the distribution fee for Class ADV shares through May 1, 2014. There is no guarantee that the distribution fee waiver will continue after May 1, 2014. The distribution fee waiver will continue only if the distributor elects to renew it.

b.                                The table in the subsection entitled "Fees and Expenses of the Portfolio — Expense Examples" in the summary section of the Portfolio's Class ADV and Class S Prospectus is hereby deleted and replaced with the following:

Class	1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	$106	391	697	1,566
S	$86	317	568	1,285

c.                                       The table and accompanying footnotes in the subsection entitled "Fees and Expenses of the Portfolio — Annual Portfolio Operating Expenses" in the summary section of the Portfolio's Class I Prospectus is hereby deleted and replaced with the following:

Annual Portfolio Operating Expenses(1)

Expenses you pay each year as a % of the value of your investment

Class	I
Management Fee	0.65%
Distribution and/or Shareholder Services (12b-1) Fees	None
Administrative Services Fee	0.10%
Other Expenses	0.07%
Total Annual Portfolio Operating Expenses	0.82%
Waivers and Reimbursements(2)	(0.23)%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	0.59%

(1)          Expense ratios have been adjusted to reflect current contractual rates.

(2)          The adviser is contractually obligated to limit expenses to 0.90% of Class I shares through May 1, 2013. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. In addition, effective November 30, 2012, the adviser is contractually obligated to further limit expenses to 0.59% of Class I shares through May 1, 2014. There is no guarantee this obligation will continue after May 1, 2014. The obligation will only renew if the adviser elects to renew it.  Any fees waived pursuant to this obligation are not eligible for recoupment. These obligations do not extend to interest, taxes, brokerage commissions, extraordinary expenses, and Acquired Fund Fees and Expenses.

d.                                      The table in the subsection entitled "Fees and Expenses of the Portfolio — Expense Examples" in the summary section of the Portfolio's Class I Prospectus is hereby deleted and replaced with the following:

Class	1 Yr	3 Yrs	5 Yrs	10 Yrs
I	$60	239	432	992

e.                                       The table and accompanying footnotes in the subsection entitled "Fees and Expenses of the Portfolio — Annual Portfolio Operating Expenses" in the summary section of the Portfolio's Class S2 Prospectus is hereby deleted and replaced with the following:

Annual Portfolio Operating Expenses(1)

Expenses you pay each year as a % of the value of your investment

Class	S2
Management Fee	0.65%
Distribution and/or Shareholder Services (12b-1) Fees	0.50%
Administrative Services Fee	0.10%
Other Expenses	0.07%
Total Annual Portfolio Operating Expenses	1.32%
Waivers and Reimbursements(2)	(0.33)%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	0.99%

(1)          Expense ratios have been adjusted to reflect current contractual rates.

(2)          The adviser is contractually obligated to limit expenses to 1.30% of Class S2 shares through May 1, 2013. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. In addition, effective November 30, 2012, the adviser is contractually obligated to further limit expenses to 0.99% of Class S2 shares through May 1, 2014.  There is no guarantee this obligation will continue after May 1, 2014.  The obligation will only renew if the adviser elects to renew it.  Any fees waived pursuant to this obligation are not eligible for recoupment. These obligations do not extend to interest, taxes, brokerage commissions, extraordinary expenses, and Acquired Fund Fees and Expenses. Last, the distributor is contractually obligated to waive 0.10% of the distribution fee through May 1, 2013. There is no guarantee that the distribution fee waiver will continue after May 1, 2013. The distribution fee waiver will only renew if the distributor elects to renew it.

d.                                      The table in the subsection entitled "Fees and Expenses of the Portfolio — Expense Examples" in the summary section of the Portfolio's Class S2 Prospectus is hereby deleted and replaced with the following:

Class	1 Yr	3 Yrs	5 Yrs	10 Yrs
S2	$101	386	692	1,561